Annual Total Returns- Transamerica Unconstrained Bond (Class I2) [BarChart] - Class I2 - Transamerica Unconstrained Bond - I2	2015	2016	2017	2018	2019	2020
Total	(0.72%)	7.79%	6.19%	(3.22%)	8.65%	7.64%